Operating Segments and Geographic Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Construction Mining and Utility Equipment Segment USD ($)	Mar. 31, 2012 Construction Mining and Utility Equipment Segment JPY (¥)	Mar. 31, 2011 Construction Mining and Utility Equipment Segment JPY (¥)	Mar. 31, 2010 Construction Mining and Utility Equipment Segment JPY (¥)	Mar. 31, 2012 Construction Mining and Utility Equipment Segment Revenues From External Customers USD ($)	Mar. 31, 2012 Construction Mining and Utility Equipment Segment Revenues From External Customers JPY (¥)	Mar. 31, 2011 Construction Mining and Utility Equipment Segment Revenues From External Customers JPY (¥)	Mar. 31, 2010 Construction Mining and Utility Equipment Segment Revenues From External Customers JPY (¥)	Mar. 31, 2012 Construction Mining and Utility Equipment Segment Intersegment USD ($)	Mar. 31, 2012 Construction Mining and Utility Equipment Segment Intersegment JPY (¥)	Mar. 31, 2011 Construction Mining and Utility Equipment Segment Intersegment JPY (¥)	Mar. 31, 2010 Construction Mining and Utility Equipment Segment Intersegment JPY (¥)	Mar. 31, 2012 Industrial Machinery and Others Segment USD ($)	Mar. 31, 2012 Industrial Machinery and Others Segment JPY (¥)	Mar. 31, 2011 Industrial Machinery and Others Segment JPY (¥)	Mar. 31, 2010 Industrial Machinery and Others Segment JPY (¥)	Mar. 31, 2012 Industrial Machinery and Others Segment Revenues From External Customers USD ($)	Mar. 31, 2012 Industrial Machinery and Others Segment Revenues From External Customers JPY (¥)	Mar. 31, 2011 Industrial Machinery and Others Segment Revenues From External Customers JPY (¥)	Mar. 31, 2010 Industrial Machinery and Others Segment Revenues From External Customers JPY (¥)	Mar. 31, 2012 Industrial Machinery and Others Segment Intersegment USD ($)	Mar. 31, 2012 Industrial Machinery and Others Segment Intersegment JPY (¥)	Mar. 31, 2011 Industrial Machinery and Others Segment Intersegment JPY (¥)	Mar. 31, 2010 Industrial Machinery and Others Segment Intersegment JPY (¥)	Mar. 31, 2012 Corporate Elimination USD ($)	Mar. 31, 2012 Corporate Elimination JPY (¥)	Mar. 31, 2011 Corporate Elimination JPY (¥)	Mar. 31, 2010 Corporate Elimination JPY (¥)
Segment Reporting Information [Line Items]
Net sales (Notes 1 and 7)	$ 24,167,841	¥ 1,981,763,000	¥ 1,843,127,000	¥ 1,431,564,000	$ 21,271,622	¥ 1,744,273,000	¥ 1,618,081,000	¥ 1,271,265,000	$ 21,211,561	¥ 1,739,348,000	¥ 1,615,689,000	¥ 1,268,575,000	$ 60,061	¥ 4,925,000	¥ 2,392,000	¥ 2,690,000	$ 3,062,671	¥ 251,139,000	¥ 238,354,000	¥ 178,608,000	$ 2,956,281	¥ 242,415,000	¥ 227,438,000	¥ 162,989,000	$ 106,390	¥ 8,724,000	¥ 10,916,000	¥ 15,619,000	$ (166,452)	¥ (13,649,000)	¥ (13,308,000)	¥ (18,309,000)
Segment profit	3,208,171	263,070,000	241,795,000	86,059,000	3,003,549	246,291,000	220,830,000	83,061,000									204,622	16,779,000	20,965,000	2,998,000
Corporate expenses and elimination	(53,744)	(4,407,000)	(6,823,000)	(5,340,000)
Assets	28,299,134	2,320,529,000	2,149,137,000	1,959,055,000	23,968,366	1,965,406,000	1,859,004,000	1,682,542,000									3,393,073	278,232,000	270,736,000	207,551,000									937,695	76,891,000	19,397,000	68,962,000
Total profit	3,154,427	258,663,000	234,972,000	80,719,000
Depreciation and amortization	1,085,549	89,015,000	88,442,000	90,215,000	981,964	80,521,000	80,780,000	82,508,000									103,585	8,494,000	7,662,000	7,707,000
Impairment loss on long-lived assets	37,878	3,106,000	5,142,000	3,332,000	28,415	2,330,000	4,969,000	3,063,000									9,463	776,000	173,000	269,000
Capital investment	1,488,268	122,038,000	97,738,000	96,191,000	1,408,756	115,518,000	92,049,000	92,979,000									79,512	6,520,000	5,689,000	3,212,000
Other operating income (expenses), net	9,585	786,000	(6,901,000)	(10,352,000)
Operating income	3,126,134	256,343,000	222,929,000	67,035,000
Interest and dividend income	46,049	3,776,000	4,493,000	6,158,000
Interest expense	(94,927)	(7,784,000)	(6,475,000)	(8,502,000)
Other, net	(33,244)	(2,726,000)	(1,138,000)	288,000
Consolidated income before income taxes and equity in earnings of affiliated companies	$ 3,044,012	¥ 249,609,000	¥ 219,809,000	¥ 64,979,000